Note 12 - Stockholders' Equity (Details Textual)		1 Months Ended				3 Months Ended	12 Months Ended					16 Months Ended
	Jul. 20, 2018 shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Director $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 15, 2022 $ / shares	Feb. 18, 2021 shares	Sep. 30, 2020 $ / shares	May 08, 2012 shares	Jun. 30, 2010 shares
Average Realized Silver Price, Minimum Dividend, Threshold (in dollars per share) | $ / shares											$ 30				$ 25
Average Realized Silver Price Per Ounce (in dollars per share) | $ / shares					$ 20					$ 25
Share Price (in dollars per share) | $ / shares													$ 0
Series B preferred stock, shares outstanding (in shares)		157,776					157,776	157,776				157,776
Percent of Shareholders' Consent Needed to Create or Issue Stock Ranking Senior to Series B Preferred Stock		66.00%					66.00%					66.00%
Preferred stock, dividends declared (Quarterly) | $							$ 552,000	$ 552,000	$ 552,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $		$ 4,200,000					$ 4,200,000					$ 4,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Measurement Period Used to Value Performance-based Awards (Year)							3 years
Conversion of Stock, Shares Converted							40	40
Conversion of Stock, Shares Issued							128	128
Unrecognized Tax Benefits, Interest on Income Taxes Expense | $							$ 5,200,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							1 year 3 months 18 days
Warrants in Connection with Klondex Mines Acquisition [Member]
Class of Warrant or Right, Issued During Period (in shares)	4,136,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Satisfy Withholding Obligations [Member]
Treasury Stock Acquired, Average Cost Per Share (in dollars per share) | $ / shares							$ 5.03	$ 4.99	$ 7.88
Stock Repurchased During Period, Shares (in shares)							404,514	737,258	574,251
Stock Repurchased During Period, Value | $							$ 2,000,000	$ 3,700,000	$ 4,500,000
2010 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																	20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		12,756,250					12,756,250					12,756,250					20,000,000
Directors Stock Plan [Member]
Number of distributed shares								388,175
Number of directors | Director								2
Share-based Payment Arrangement, Expense | $							$ 700,000	$ 400,000	$ 1,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		2,165,894					2,165,894					2,165,894
Share-Based Compensation Arrangement by Share-Based Payment Award, Method of Measuring Cost of Award Participant, Numerator | $							$ 120,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)							125,063	98,310	207,375
Share-Based Payment Arrangement [Member]
Share-based Payment Arrangement, Expense | $							$ 6,600,000	$ 6,000,000	$ 6,100,000
Performance Shares [Member]
Unrecognized Tax Benefits, Interest on Income Taxes Expense | $							$ 1,000,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							1 year 6 months
Series B Preferred Stock [Member]
Series B preferred stock, shares outstanding (in shares)		157,776					157,776	157,776				157,776
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in dollars per share) | $ / shares							$ 3.5
Preferred stock, dividends declared (Quarterly) | $							$ 552,000	$ 552,000	552,000
Preferred Stock, Redemption Price Per Share (in dollars per share) | $ / shares		$ 50					$ 50					$ 50
Preferred Stock, Liquidation Preference Per Share (in dollars per share) | $ / shares								$ 50
Series B preferred stock, liquidation preference | $		$ 7,889,000					$ 7,889,000	$ 7,889,000				$ 7,889,000
Preferred Stock Conversion Price (in dollars per share) | $ / shares		$ 15.55					$ 15.55					$ 15.55
Common Stock Repurchase Program [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)																20,000,000
Cumulative Stock Repurchased (in shares)		934,100					934,100					934,100
Treasury Stock Acquired, Average Cost Per Share (in dollars per share) | $ / shares							$ 3.99
At-the-market Offering [Member]
Equity Distribution Agreement, Maximum Number of Shares to be Sold (in shares)		10,645,198	10,645,198	10,645,198			10,645,198					10,645,198		60
Proceeds from sale of shares | $		$ 56,700,000	$ 56,700,000	$ 56,700,000			$ 56,700,000					$ 56,700,000
Fees and commission on sale of shares | $		$ 900,000	$ 900,000	$ 900,000
At-the-market Offering [Member] | September 2022 through December 31, 2023 [Member]
Equity Distribution Agreement, Maximum Number of Shares to be Sold (in shares)		14,505,397					14,505,397					14,505,397
Proceeds from sale of shares | $		$ 74,000,000					$ 74,000,000					$ 74,000,000
Fees and commission on sale of shares | $												$ 1,200,000
Quarterly Dividends [Member]
Dividends, Common Stock, Total | $							$ 15,200,000	$ 12,400,000	$ 20,100,000
Minimum [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share) | $ / shares								$ 0.01			$ 0.01
Maximum [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share) | $ / shares						$ 0.015